OPERATING LEASES - RIGHT OF USE ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
OPERATING LEASES - RIGHT OF USE ASSETS
2023	$ 32,779	$ 129,362
2024	135,049	129,362
2025	139,100	129,362
Total lease payments	306,928
Less: Imputed interest/present value discount	(21,426)	(36,953)
Total	$ 285,502
Total lease payments		388,086
Total		$ 351,133